Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) (Parentheticals) - USD ($)	3 Months Ended					11 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2024
Purchases of shares of Common Stock under Keystone ELOC, net of issuance costs		$ 124,131
Issuance of series D preferred shares for cash and equiy securities, net of issuance costs		$ 362,221
Purchases of shares of Common Stock under Keystone ELOC, net of issuance costs	$ 73,400
Issuance of series D preferred shares for cash, net of issuance costs	$ 76,799
Purchases of Common Stock under Keystone ELOC, net of issuance costs					$ 933,345
Subscriptions receivable					$ 194,971
Issuance of shares of Series C Preferred Stock sold to investors, net of issuance costs				$ 434,428
Successor
Sale of pre-funded warrants, net of issuance costs			$ 839,004
Successor | Previously Reported
Net of issuance costs						$ 130,321
Successor | Previously Reported | Series A
Net of issuance costs						14,693
Successor | Previously Reported | Series B Preferred Stock
Net of issuance costs						81,684
Successor | Previously Reported | Series C Preferred Stock
Net of issuance costs						$ 446,438
Successor | Convertible Preferred Stock | Previously Reported | Series A
Net of issuance costs (in Dollars per share)						$ 13,835